Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
11.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having the authority and responsibility of planning, directing, and executing the activities of the Company. The Company has determined that its key management personnel consist of the Company’s officers and directors.

	December 31, 2020	December 31, 2019
Accounting fees (included in professional)	$15,225	$75,923
Consulting fees	-	90,436
	$15,225	$166,359

As of December 31, 2020, $3,223 (December 31, 2019 - $35,093) in total was owing to officers and directors or to companies owned by officers and directors of the Company for services and expenses. These amounts owing have been included in accounts payable and accrued liabilities.

During the year ended December 31, 2020 and 2019, the Company incurred $38,395 and $186,971, respectively, to our U.S. general counsel firm, D R Welch against legal services. An aggregate of 13,158 shares (62,500 shares before the Reverse Split) were issued to David Welch as part of the payment.

During the year ended December 31, 2020, the Company paid $Nil (December 31, 2019 - $17,271) for management services to First Liberty Power Corp., related to the Chairman of the Board of Directors, Don Nicholson.

On April 30, 2019 a loan of $18,625 (CAD $25,000) bearing interest at 2% per annum was given to Ingo Mueller, Chief Executive officer for the purposes of obtaining corporate credit card. The loan was subsequently repaid on August 9, 2019 along with interest accrued.

During the year ended December 31, 2020 and December 31, 2019, the Company paid $8,862 and $37,682 (including $23,154 for services provided in 2018), respectively, for consulting services to 0902550 BC Ltd. where Don Nicholson is the principal consultant.

On May 1, 2019, the Company entered into a 12 months consulting agreement with Arni Johannson to provide Investor Relations services for a monthly fee of CAD 10,000. As of December 31, 2020, the Company owed $nil pursuant to the said agreement.

During the year ended December 31, 2019 the company paid share issue costs amounting to $2,355 and consulting fee amounting to $86,668 to Enkoodabaoo LLC related to officer, Troy McClellan.

There were no other payments to related parties for the year ended December 31, 2020 and 2019 other than expense reimbursements in the ordinary course of business.